Short-Term Deposits and Marketable Securities - Changes in Value of Marketable Securities Reported in Current Assets on Consolidated Balance Sheets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Beginning Balance	$ 2,452	$ 1,635
Purchase	354	2,980	$ 1,653
Accretion	64	87
Proceeds at maturity	(1,900)	(2,251)	(750)
Change in fair value included in Other Comprehensive Income (“OCI”)	15	1
Ending Balance	985	2,452	1,635
U.S. Treasury Bonds
Marketable Securities [Line Items]
Beginning Balance	2,452	1,635
Purchase	354	2,980
Accretion	64	87
Proceeds at maturity	(1,900)	(2,251)
Change in fair value included in Other Comprehensive Income (“OCI”)	15	1
Ending Balance	$ 985	$ 2,452	$ 1,635